Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash flow hedge instrument term, maximum	12 months
Cumulative unrealized gain (loss) on cash flow derivative instruments in accumulated other comprehensive loss	$ (3.1)	$ (2.3)